UNITED STATES
		SECURITIES AND EXCHANGE
	     	     COMMISSION

		Washington, D.C. 20549

	      	      FORM 13F


	  	Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment[]; Amendment Number:
This Amendment 	[]is a restatement.
		[]adds new holdings entries.

Institutional Investment Managers Filing this Report:
Name: Robert E. Robotti
Address:52 Vanderbilt Avenue, 4th Floor
	New York, NY 10017-3808

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Robert E. Robotti
Title:	President
Phone:	212-986-4800

Form 13F File Number: 028-10843

Signature, Place, and Date of Signing:

/s/ Robert E. Robotti 	New York, NY   February 17, 2009
---------------------- --------------  ---------------

Report Type
[X]13F HOLDING REPORT
[ ]13F NOTICE.
[ ]13F COMBINATION




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Report Summary:
Number of Other Included Managers:0

Form 13F Information Table Entry Total: 63

Form 13F Information Table Value Total:$130,227 (thousands)


List of Other Included Managers:
NONE



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
NAME OF ISSUER        TITLE OF CLASS   CUSIP        VALUE        SHRS OR   INVESTMENT     OTHER     VOTING
					           (X$1000)      PRN AMT   DISCRETION    MANAGERS  AUTHORITY
------------------------------------------------------------------------------------------------------------
ACACIA RESH CORP      ACACIA TCH COM 003881307	       41	   13500       SOLE	   N/A	      SOLE
ACERGY S A	      SPONSORED ADR  00443E104	    21535	 3725731       SOLE	   N/A	      SOLE
AMREP CORP NEW		     COM     032159105	     9665	  308986       SOLE	   N/A	      SOLE
ATWOOD OCEANICS INC  	     COM     050095108       4764         311808       SOLE	   N/A	      SOLE
BPZ ENERGY INC		     COM     055639108	     1298	  202835       SOLE        N/A        SOLE
BALDWIN & LYONS INC	     CL A    057755100	      344	   22656       SOLE	   N/A	      SOLE
BALDWIN TECHNOLOGY INC	     CL A    058264102	      449	  261050       SOLE	   N/A	      SOLE
BEXIL CORP		     COM     088577101	      239	    9000       SOLE        N/A	      SOLE
BERKSHIRE HATHAWAY INC DEL   CL B    084670207        501            156       SOLE        N/A        SOLE
BIOCRYST PHARMACEUTICALS     COM     09058V103	       17	   12500       SOLE	   N/A	      SOLE
BOLT TECHNOLOGY CORP	     COM     097698104	      104	   15000       SOLE	   N/A	      SOLE
BOOTS & COOTS/INTL WELL CTRL COM NEW 099469504	      236	  201850       SOLE        N/A        SOLE
CANADIAN NAT RES LTD         COM     136385101       6258         156520       SOLE        N/A        SOLE
CAPITAL PPTYS INC R I        COM     140430109        162          23100       SOLE        N/A        SOLE
CAVALIER HOMES INC	     COM     149507105	      435	  406556       SOLE        N/A        SOLE
CAVCO INDS INC DEL	     COM     149568107	     1246	   46320       SOLE	   N/A	      SOLE
CERADYNE INC		     COM     156710105	     2024	   99650       SOLE	   N/A	      SOLE
COAST DISTR SYS 	     COM     190345108        442         429299       SOLE        N/A        SOLE
CGG VERITAS	      SPONSORED ADR  204386106	     1384	   92346       SOLE	   N/A	      SOLE
CONCORD CAMERA CORP	     COM     206156101        586	  239100       SOLE        N/A        SOLE
CYCLE CTRY ACCESSORIES CORP  COM     232984104	        8	   20000       SOLE	   N/A	      SOLE
DECORATOR INDS INC    COM PAR $0.20  243631207        592	  910030       SOLE	   N/A        SOLE
DOVER DOWNS GAMING & ENTMNT  COM     260095104	       57	   18000       SOLE	   N/A	      SOLE
DOVER MOTORSPORTS INC	     COM     260174107	       46	   35700       SOLE	   N/A	      SOLE
DREW INDS INC 		   COM NEW   26128L205        952	   79332       SOLE	   N/A        SOLE
FLEETWOOD ENTERPRISES INC    COM     339099103	      270	 2701544       SOLE        N/A	      SOLE
GEOKINETICS INC       COM PAR $0.01  372910300        149	   60400       SOLE	   N/A	      SOLE
GULFPORT ENERGY CORP	   COM NEW   402635304	      843	  213511       SOLE	   N/A	      SOLE
HEARUSA INC		   COM NEW   422360305	       74	  139600       SOLE	   N/A	      SOLE
HELMERICH & PAYNE INC	     COM     423452101	     2464         108292       SOLE        N/A        SOLE
IDT CORP 		     CL B    448947309	       29	   71645       SOLE	   N/A	      SOLE
ILX RESORTS		   COM NEW   449661503	       73	  124571       SOLE	   N/A	      SOLE
IMPERIAL INDS INC	   COM NEW   452848401	        4	   12375       SOLE    	   N/A 	      SOLE
K TRON INTL INC 	     COM     482730108	     8630	  108008       SOLE	   N/A	      SOLE
LL & E RTY TR		UNIT BEN INT 502003106	      569	 1074298       SOLE	   N/A	      SOLE
LEUCADIA NATL CORP	     COM     527288104	     1503	   75904       SOLE	   N/A	      SOLE
LINCOLN ELEC HLDGS INC	     COM     533900106	     1905	   37400       SOLE	   N/A	      SOLE
LIVEPERSON INC		     COM     538146101	       27	   15000       SOLE	   N/A	      SOLE
MOBILE MINI INC		     COM     60740F105	     2946	  204275       SOLE	   N/A	      SOLE
MONACO COACH CORP	     COM     60886R103	        5	   10000       SOLE	   N/A	      SOLE
NATIONAL WESTN LIFE INS CO   CL A    638522102	      448	    2648       SOLE        N/A        SOLE
NEWMARKET CORP		     COM     651587107       4655	  133329       SOLE	   N/A        SOLE
NEXEN INC		     COM     65334H102	     4215	  239775       SOLE        N/A        SOLE
NOBILITY HOMES INC	     COM     654892108	      152	   19222       SOLE	   N/A	      SOLE
ORIGEN FINL INC		     COM     68619E208	      109	  184905       SOLE	   N/A        SOLE
PHI INC			   COM VTG   69336T106	      307	   18681       SOLE	   N/A	      SOLE
PALM HARBOR HOMES	     COM     696639103        524	  105137       SOLE	   N/A	      SOLE
PANHANDLE ROYALTY	     CL A    698477106      13919         773276       SOLE        N/A        SOLE
PATRICK INDS INC	     COM     703343103	       21	   33092       SOLE	   N/A        SOLE
PERMA-FIX ENVIRONMENTAL SVCS COM     714157104	      564	  451144       SOLE	   N/A	      SOLE
PETRO-CDA		     COM     71644E102	     1100          50250       SOLE	   N/A	      SOLE
POINT 360		     COM     730698107	      270	  200000       SOLE	   N/A	      SOLE
PRE-PAID LEGAL SVCS INC	     COM     740065107      13415	  359756       SOLE        N/A        SOLE
PRICESMART INC     	     COM     741511109      11028         533790       SOLE        N/A        SOLE
SEACOR HOLDINGS INC	     COM     811904101	     1224	   18360       SOLE	   N/A        SOLE
SENECA FOODS CORP NEW        CL A    817070501       1898          91679       SOLE        N/A        SOLE
SILVERLEAF RESORTS INC	     COM     828395103	      107	  150000       SOLE	   N/A	      SOLE
STAMPS COM INC		   COM NEW   852857200	      317	   32275       SOLE	   N/A	      SOLE
TALISMAN ENERGY INC          COM     87425E103        531          53134       SOLE        N/A        SOLE
TETON ENERGY CORP	     COM     881628101	       10	   10000       SOLE	   N/A	      SOLE
TRINITY INDS INC	     COM     896522109	     2022	  128320       SOLE	   N/A	      SOLE
TRIMAS CORP		   COM NEW   896215209	       62	   45164       SOLE	   N/A	      SOLE
WOODBRIDGE HOLDINGS CORP     CL A    978842102	      453	  754955       SOLE	   N/A	      SOLE
